Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005489
Shareholder Report [Line Items]
Fund Name	Retirement 2045 Fund
Class Name	Investor Class
Trading Symbol	TRRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2045 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2045 Fund - Investor Class	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,414	10,445	10,384
2016	10,434	10,693	10,416
2017	11,169	11,520	11,091
2017	11,771	11,769	11,492
2017	12,204	12,123	11,817
2017	12,867	13,074	12,555
2018	13,124	13,389	12,743
2018	13,117	13,542	12,823
2018	13,502	14,577	13,278
2018	12,795	13,797	12,562
2019	13,262	14,065	12,897
2019	13,125	13,880	12,712
2019	13,790	14,768	13,255
2019	14,554	15,934	14,124
2020	13,931	15,036	13,339
2020	13,931	15,471	13,285
2020	15,874	17,935	14,897
2020	17,015	18,966	15,838
2021	18,423	20,347	16,935
2021	19,862	22,264	18,310
2021	20,692	23,861	18,969
2021	20,243	23,961	18,669
2022	19,235	22,849	18,151
2022	17,912	21,444	17,204
2022	16,970	20,692	16,325
2022	17,631	21,373	16,902
2023	17,548	21,004	17,021
2023	17,968	21,880	17,328
2023	19,149	23,745	18,344
2023	19,325	24,067	18,515
2024	21,222	27,012	20,165
2024	22,058	27,916	20,839
2024	23,272	29,953	22,084
2024	24,067	32,367	22,687
2025	23,882	31,748	22,661
2025	24,173	31,578	23,200
2025	25,930	34,698	24,964
2025	27,240	36,765	26,174
2026	29,112	37,150	27,741
2026	30,364	40,876	29,304

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2045 Fund (Investor Class)	25.61%	8.86%	11.75%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2045 Index (Strategy Benchmark)	26.31	9.86	11.35

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 19,763,403,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 93,727,000
InvestmentCompanyPortfolioTurnover	23.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$19,763,403 Number of Portfolio Holdings28
Holdings [Text Block]
Table Summary
Domestic Equity Funds	65.8%
International Equity Funds	27.8
Domestic Bond Funds	4.1
International Bond Funds	1.4
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.1%
T. Rowe Price Value Fund	15.5
T. Rowe Price U.S. Large-Cap Core Fund	8.8
T. Rowe Price Equity Index 500 Fund	8.6
T. Rowe Price International Value Equity Fund	7.9
T. Rowe Price Overseas Stock Fund	7.2
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	5.7
T. Rowe Price Emerging Markets Discovery Stock Fund	3.2
T. Rowe Price Emerging Markets Stock Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049235
Shareholder Report [Line Items]
Fund Name	Retirement 2045 Fund
Class Name	Advisor Class
Trading Symbol	PARLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2045 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2045 Fund - Advisor Class	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,410	10,445	10,384
2016	10,417	10,693	10,416
2017	11,149	11,520	11,091
2017	11,740	11,769	11,492
2017	12,168	12,123	11,817
2017	12,820	13,074	12,555
2018	13,064	13,389	12,743
2018	13,057	13,542	12,823
2018	13,422	14,577	13,278
2018	12,713	13,797	12,562
2019	13,169	14,065	12,897
2019	13,032	13,880	12,712
2019	13,681	14,768	13,255
2019	14,430	15,934	14,124
2020	13,802	15,036	13,339
2020	13,802	15,471	13,285
2020	15,708	17,935	14,897
2020	16,831	18,966	15,838
2021	18,209	20,347	16,935
2021	19,618	22,264	18,310
2021	20,428	23,861	18,969
2021	19,972	23,961	18,669
2022	18,968	22,849	18,151
2022	17,652	21,444	17,204
2022	16,705	20,692	16,325
2022	17,345	21,373	16,902
2023	17,248	21,004	17,021
2023	17,665	21,880	17,328
2023	18,809	23,745	18,344
2023	18,964	24,067	18,515
2024	20,814	27,012	20,165
2024	21,633	27,916	20,839
2024	22,795	29,953	22,084
2024	23,563	32,367	22,687
2025	23,368	31,748	22,661
2025	23,636	31,578	23,200
2025	25,343	34,698	24,964
2025	26,598	36,765	26,174
2026	28,417	37,150	27,741
2026	29,621	40,876	29,304

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2045 Fund (Advisor Class)	25.32%	8.59%	11.47%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2045 Index (Strategy Benchmark)	26.31	9.86	11.35

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 19,763,403,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 93,727,000
InvestmentCompanyPortfolioTurnover	23.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$19,763,403 Number of Portfolio Holdings28
Holdings [Text Block]
Table Summary
Domestic Equity Funds	65.8%
International Equity Funds	27.8
Domestic Bond Funds	4.1
International Bond Funds	1.4
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.1%
T. Rowe Price Value Fund	15.5
T. Rowe Price U.S. Large-Cap Core Fund	8.8
T. Rowe Price Equity Index 500 Fund	8.6
T. Rowe Price International Value Equity Fund	7.9
T. Rowe Price Overseas Stock Fund	7.2
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	5.7
T. Rowe Price Emerging Markets Discovery Stock Fund	3.2
T. Rowe Price Emerging Markets Stock Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049234
Shareholder Report [Line Items]
Fund Name	Retirement 2045 Fund
Class Name	R Class
Trading Symbol	RRTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2045 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2045 Fund - R Class	$124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,395	10,445	10,384
2016	10,401	10,693	10,416
2017	11,127	11,520	11,091
2017	11,709	11,769	11,492
2017	12,120	12,123	11,817
2017	12,764	13,074	12,555
2018	13,002	13,389	12,743
2018	12,981	13,542	12,823
2018	13,341	14,577	13,278
2018	12,628	13,797	12,562
2019	13,076	14,065	12,897
2019	12,922	13,880	12,712
2019	13,567	14,768	13,255
2019	14,295	15,934	14,124
2020	13,667	15,036	13,339
2020	13,651	15,471	13,285
2020	15,529	17,935	14,897
2020	16,630	18,966	15,838
2021	17,986	20,347	16,935
2021	19,364	22,264	18,310
2021	20,150	23,861	18,969
2021	19,685	23,961	18,669
2022	18,685	22,849	18,151
2022	17,378	21,444	17,204
2022	16,440	20,692	16,325
2022	17,053	21,373	16,902
2023	16,956	21,004	17,021
2023	17,343	21,880	17,328
2023	18,458	23,745	18,344
2023	18,603	24,067	18,515
2024	20,407	27,012	20,165
2024	21,184	27,916	20,839
2024	22,314	29,953	22,084
2024	23,060	32,367	22,687
2025	22,845	31,748	22,661
2025	23,101	31,578	23,200
2025	24,751	34,698	24,964
2025	25,959	36,765	26,174
2026	27,713	37,150	27,741
2026	28,868	40,876	29,304

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2045 Fund (R Class)	24.96%	8.31%	11.18%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2045 Index (Strategy Benchmark)	26.31	9.86	11.35

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 19,763,403,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 93,727,000
InvestmentCompanyPortfolioTurnover	23.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$19,763,403 Number of Portfolio Holdings28
Holdings [Text Block]
Table Summary
Domestic Equity Funds	65.8%
International Equity Funds	27.8
Domestic Bond Funds	4.1
International Bond Funds	1.4
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.1%
T. Rowe Price Value Fund	15.5
T. Rowe Price U.S. Large-Cap Core Fund	8.8
T. Rowe Price Equity Index 500 Fund	8.6
T. Rowe Price International Value Equity Fund	7.9
T. Rowe Price Overseas Stock Fund	7.2
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	5.7
T. Rowe Price Emerging Markets Discovery Stock Fund	3.2
T. Rowe Price Emerging Markets Stock Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244820
Shareholder Report [Line Items]
Fund Name	Retirement 2045 Fund
Class Name	I Class
Trading Symbol	TRIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2045 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2045 Fund - I Class	$49	0.43%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	519,968	520,373	520,186
2/29/24	571,681	584,038	566,550
5/31/24	594,735	603,581	585,491
8/31/24	627,395	647,631	620,471
11/30/24	649,351	699,825	637,427
2/28/25	644,297	686,440	636,693
5/31/25	652,712	682,760	651,824
8/31/25	700,396	750,215	701,381
11/30/25	736,019	794,917	735,381
2/28/26	786,831	803,247	779,415
5/31/26	821,244	883,801	823,327

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2045 Fund (I Class)	25.82%	21.51%
Russell 3000 Index (Regulatory Benchmark)	29.45	25.07
S&P Target Date 2045 Index (Strategy Benchmark)	26.31	21.64

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 19,763,403,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 93,727,000
InvestmentCompanyPortfolioTurnover	23.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$19,763,403 Number of Portfolio Holdings28
Holdings [Text Block]
Table Summary
Domestic Equity Funds	65.8%
International Equity Funds	27.8
Domestic Bond Funds	4.1
International Bond Funds	1.4
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.1%
T. Rowe Price Value Fund	15.5
T. Rowe Price U.S. Large-Cap Core Fund	8.8
T. Rowe Price Equity Index 500 Fund	8.6
T. Rowe Price International Value Equity Fund	7.9
T. Rowe Price Overseas Stock Fund	7.2
T. Rowe Price International Stock Fund	6.4
T. Rowe Price Real Assets Fund	5.7
T. Rowe Price Emerging Markets Discovery Stock Fund	3.2
T. Rowe Price Emerging Markets Stock Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless